Recapitalization (Tables)	9 Months Ended
Sep. 30, 2023
Recapitalization [Abstract]
Schedule of Recapitalization	The following table provides the elements of the Business Combination and reconciles these elements to the condensed consolidated statements of stockholders’ equity and the condensed consolidated statements of cash flows for the nine months ended September 30, 2023:
Cash	$660
Other current assets	127
Accounts payable	(860)
Accrued expenses	(277)
Warrant liabilities	(2,024)
Net assets assumed in exchange for common stock	(2,374)
Less: Cash	(660)
Non-cash net assets assumed in exchange for common stock	$(3,034)